Loans and Leases (Composition of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 376,086	$ 354,250
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	88,869	78,096
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	244,097	237,299
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	39,108	34,998
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 4,012	$ 3,857